Income Taxes - Unrecognized tax benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Unrecognized Tax Benefits [Roll Forward]
Gross unrecognized tax benefits, beginning balance	$ 327	$ 246	$ 216
Increases related to tax positions from prior fiscal years, including acquisitions	11	36	11
Decreases related to tax positions from prior fiscal years	(21)	(12)	(16)
Increases related to tax positions taken during current fiscal year	91	95	38
Settlements with tax authorities	(2)	(1)	(2)
Lapse of statute of limitations	(12)	(37)	(1)
Gross unrecognized tax benefits, ending balance	$ 394	$ 327	$ 246